Value Line Capital Appreciation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 83.0%
COMMUNICATION SERVICES 10.4%
	INTERNET 9.7%
5,800	Alphabet, Inc. Class A (1)	$16,131,830
40,000	Match Group, Inc. (1)	4,349,600
70,000	Meta Platforms, Inc. Class A (1)	15,565,200
14,000	Netflix, Inc. (1)	5,244,260
45,000	Roku, Inc. (1)	5,637,150
180,000	Snap, Inc. Class A (1)	6,478,200
115,000	Twitter, Inc. (1)	4,449,350
		57,855,590
	MEDIA 0.7%
29,000	Walt Disney Co. (1)	3,977,640
		61,833,230
CONSUMER DISCRETIONARY 9.9%
	AUTO MANUFACTURERS 1.5%
8,500	Tesla, Inc. (1)	9,159,600
	ENTERTAINMENT 1.0%
185,000	DraftKings, Inc. Class A (1)(2)	3,601,950
10,000	Vail Resorts, Inc.	2,602,700
		6,204,650
	INTERNET 3.4%
31,000	Alibaba Group Holding Ltd. ADR (1)	3,372,800
5,200	Amazon.com, Inc. (1)	16,951,740
		20,324,540
	LEISURE TIME 1.1%
235,000	Peloton Interactive, Inc. Class A (1)	6,208,700
	LODGING 0.7%
27,000	Hilton Worldwide Holdings, Inc. (1)	4,096,980
	RETAIL 2.2%
11,000	Home Depot, Inc.	3,292,630
36,000	Starbucks Corp.	3,274,920
16,000	Ulta Beauty, Inc. (1)	6,371,520
		12,939,070
		58,933,540
CONSUMER STAPLES 0.4%
	BEVERAGES 0.4%
10,000	Constellation Brands, Inc. Class A	2,303,200
ENERGY 6.2%
	OIL & GAS 6.2%
140,000	Diamondback Energy, Inc.	19,191,200
70,000	Pioneer Natural Resources Co.	17,502,100
		36,693,300
FINANCIALS 12.6%
	BANKS 8.2%
450,000	Bank of America Corp.	18,549,000
210,000	Citigroup, Inc.	11,214,000
22,000	Goldman Sachs Group, Inc.	7,262,200
88,000	JPMorgan Chase & Co.	11,996,160
		49,021,360
	DIVERSIFIED FINANCIAL SERVICES 3.6%
60,000	Blackstone, Inc. Class A	7,616,400
39,000	Coinbase Global, Inc. Class A (1)	7,404,540
95,000	Interactive Brokers Group, Inc. Class A	6,261,450
		21,282,390
	INTERNET 0.8%
370,000	Robinhood Markets, Inc. Class A (1)(2)	4,998,700
		75,302,450
HEALTHCARE 12.9%
	BIOTECHNOLOGY 9.9%
1,700,000	Amarin Corp. PLC ADR (1)(2)	5,593,000
105,000	Biohaven Pharmaceutical Holding Co. Ltd. (1)	12,449,850
860,000	Exelixis, Inc. (1)	19,496,200
245,000	Global Blood Therapeutics, Inc. (1)	8,486,800
270,000	Intercept Pharmaceuticals, Inc. (1)(2)	4,392,900
32,000	Vertex Pharmaceuticals, Inc. (1)	8,351,040
		58,769,790
	HEALTHCARE PRODUCTS 2.1%
182,000	Exact Sciences Corp. (1)	12,725,440
	PHARMACEUTICALS 0.9%
10,000	DexCom, Inc. (1)	5,116,000
		76,611,230
INDUSTRIALS 5.3%
	AIRLINES 1.5%
225,000	Delta Air Lines, Inc. (1)	8,903,250
	INTERNET 3.8%
280,000	Lyft, Inc. Class A (1)	10,752,000
330,000	Uber Technologies, Inc. (1)	11,774,400
		22,526,400
		31,429,650

March 31, 2022

Shares		Value
INFORMATION TECHNOLOGY 25.3%
	COMMERCIAL SERVICES 1.5%
80,000	PayPal Holdings, Inc. (1)	$9,252,000
	COMPUTERS 4.2%
100,000	Apple, Inc.	17,461,000
32,000	Crowdstrike Holdings, Inc. Class A (1)	7,266,560
		24,727,560
	DIVERSIFIED FINANCIALS 1.8%
48,000	Visa, Inc. Class A	10,644,960
	INTERNET 1.5%
35,000	Okta, Inc. (1)	5,283,600
5,600	Shopify, Inc. Class A (1)	3,785,376
		9,068,976
	SEMICONDUCTORS 8.1%
9,500	Broadcom, Inc.	5,981,960
155,000	Micron Technology, Inc.	12,072,950
30,000	NVIDIA Corp.	8,185,800
40,000	NXP Semiconductors NV	7,403,200
95,000	QUALCOMM, Inc.	14,517,900
		48,161,810
	SOFTWARE 8.2%
42,000	Microsoft Corp.	12,949,020
32,000	RingCentral, Inc. Class A (1)	3,750,720
46,000	Salesforce.com, Inc. (1)	9,766,720
8,500	ServiceNow, Inc. (1)	4,733,565
47,000	Splunk, Inc. (1)	6,984,670
35,000	Twilio, Inc. Class A (1)	5,768,350
20,000	Workday, Inc. Class A (1)	4,789,200
		48,742,245
		150,597,551
TOTAL COMMON STOCKS (Cost $402,774,164)		493,704,151

Principal Amount		Value
ASSET-BACKED SECURITIES 0.3%
208,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	208,723
250,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (3)	249,304
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25	498,091
500,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31 (3)	496,698
150,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (3)	142,277
TOTAL ASSET-BACKED SECURITIES (Cost $1,683,788)		1,595,093
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.8%
250,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	255,468
300,000	BANK, Series 2021-BN33, Class A3, 2.02%, 5/15/64	277,357
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	100,868
542,314	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (4)	544,233
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	354,677
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	249,356
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	102,858
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	260,258
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	153,342
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	260,936
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28 (4)	262,017
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	104,531
761,497	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	748,019
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.51%, 11/25/45 (3)(4)	251,341
136,412	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	131,080
150,000	GNMA, Series 2013-12, Class B, 2.05%, 11/16/52 (4)	143,329
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	250,571
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	386,007
8,829	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	8,822

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.8% (continued)
$200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	$200,885
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,275,318)		5,045,955
CORPORATE BONDS & NOTES 4.2%
BASIC MATERIALS 0.3%
	CHEMICALS 0.1%
200,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	203,006
175,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	182,887
200,000	Westlake Corp., Senior Unsecured Notes, 3.60%, 8/15/26 (2)	202,697
		588,590
	IRON/STEEL 0.1%
150,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29 (2)	152,330
190,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	184,226
		336,556
	MINING 0.1%
175,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30 (2)	178,937
145,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 4.13%, 8/21/42	155,676
195,000	Teck Resources Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	230,262
		564,875
COMMUNICATIONS 0.3%
	INTERNET 0.1%
190,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	199,264
150,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	135,750
		335,014
	MEDIA 0.1%
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	181,677
175,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25 (2)	180,947
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (2)	156,287
150,000	Walt Disney Co., Guaranteed Notes, 2.65%, 1/13/31	143,262
		662,173
	TELECOMMUNICATIONS 0.1%
228,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	202,376
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	207,999
175,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50 (2)	174,326
		584,701
		1,581,888
CONSUMER, CYCLICAL 0.4%
	AUTO MANUFACTURERS 0.1%
150,000	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, 9/10/25	139,839
200,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	173,458
195,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	189,150
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	202,067
		704,514
	HOME BUILDERS 0.1%
225,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24 (2)	222,060
200,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	205,547
162,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27 (2)	170,908
		598,515
	HOME FURNISHINGS 0.1%
200,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29 (2)	213,766

	HOUSEWARES 0.0%
175,000	Newell Brands, Inc., Senior Unsecured Notes, 4.45%, 4/1/26	175,821
	LODGING 0.0%
200,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	192,604

March 31, 2022

Principal Amount		Value
CORPORATE BONDS & NOTES 4.2% (continued)
CONSUMER, CYCLICAL 0.4% (continued)
	RETAIL 0.1%
$175,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	$179,117
200,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32 (2)	177,151
175,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30 (2)	174,104
200,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27 (2)	202,453
		732,825
		2,618,045
CONSUMER, NON-CYCLICAL 0.8%
	AGRICULTURE 0.0%
175,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	174,366
	BEVERAGES 0.1%
200,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31 (2)	222,052
175,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	195,479
175,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30	159,595
		577,126
	BIOTECHNOLOGY 0.0%
150,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	144,659
175,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	151,882
		296,541
	COMMERCIAL SERVICES 0.1%
200,000	Global Payments, Inc., Senior Unsecured Notes, 2.90%, 5/15/30	184,612
200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	197,068
		381,680
	FOOD 0.1%
175,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27	155,570
200,000	Kroger Co., Senior Unsecured Notes, 2.65%, 10/15/26	195,243
		350,813

	HEALTHCARE PRODUCTS 0.1%
150,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	155,874
175,000	Baxter International, Inc., Senior Unsecured Notes, 1.73%, 4/1/31	150,958
		306,832
	HEALTHCARE SERVICES 0.2%
185,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	186,579
175,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	177,100
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	208,260
200,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	203,447
200,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29 (2)	192,413
175,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	198,982
		1,166,781
	HOUSEHOLD PRODUCTS 0.0%
200,000	Clorox Co., Senior Unsecured Notes, 1.80%, 5/15/30	175,607

	PHARMACEUTICALS 0.2%
190,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	188,748
200,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	174,349
200,000	Becton Dickinson & Co., Senior Unsecured Notes, 3.70%, 6/6/27	203,201
175,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	153,391
175,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	186,096
150,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50 (2)	134,202
190,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	169,392
200,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	198,704
200,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	208,956
		1,617,039
		5,046,785

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 4.2% (continued)
ENERGY 0.4%
	OIL & GAS 0.2%
$175,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	$168,006
185,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30 (2)	200,325
190,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	195,410
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	157,845
150,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	142,197
175,000	Suncor Energy, Inc., Senior Unsecured Notes, 3.10%, 5/15/25	174,021
150,000	TotalEnergies Capital International SA, Guaranteed Notes, 3.46%, 2/19/29	152,369
		1,190,173
	OIL & GAS SERVICES 0.0%
175,000	Schlumberger Finance Canada Ltd., Guaranteed Notes, 1.40%, 9/17/25 (2)	166,310
	PIPELINES 0.2%
175,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	180,846
200,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	177,849
175,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	185,457
200,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	207,143
125,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.25%, 9/15/46	123,252
175,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.25%, 5/15/28 (2)	182,130
		1,056,677
		2,413,160
FINANCIAL 1.3%
	BANKS 0.6%
175,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	178,103
185,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	210,707
150,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25 (4)	150,475
200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26 (2)	203,381
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 3.90%, 5/25/26 (2)	202,165
175,000	ING Groep NV, Senior Unsecured Notes, 3.95%, 3/29/27	177,396
350,000	ING Groep NV, Senior Unsecured Notes, 4.10%, 10/2/23	356,090
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	207,246
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48 (4)	153,405
200,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29	189,126
225,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	228,598
200,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	203,402
200,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	204,144
200,000	Northern Trust Corp., Senior Unsecured Notes, 1.95%, 5/1/30 (2)	183,241
200,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	201,627
225,000	Royal Bank of Canada, Subordinated Notes, 4.65%, 1/27/26	235,803
150,000	Toronto-Dominion Bank, Senior Unsecured Notes, 1.15%, 6/12/25	141,735
150,000	US Bancorp, Subordinated Notes, 3.60%, 9/11/24	152,575
150,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	143,363
		3,722,582
	DIVERSIFIED FINANCIALS 0.2%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26 (2)	160,189
200,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27 (2)	196,489
175,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, 9/30/24	182,817
150,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30	142,436
185,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	188,403
200,000	Synchrony Financial, Senior Unsecured Notes, 4.25%, 8/15/24	202,946
		1,073,280
	INSURANCE 0.2%
175,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30 (2)	180,641
190,000	Allstate Corp., Senior Unsecured Notes, 1.45%, 12/15/30	164,274
175,000	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 2.80%, 8/19/29 (2)	166,474

March 31, 2022

Principal Amount		Value
CORPORATE BONDS & NOTES 4.2% (continued)
FINANCIAL 1.3% (continued)
	INSURANCE 0.2% (continued)
$175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	$175,160
150,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	153,442
200,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48 (2)(4)	204,036
		1,044,027
	REITS 0.3%
200,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31	188,160
200,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29 (2)	199,116
175,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31 (2)	157,216
200,000	Essex Portfolio LP, Guaranteed Notes, 3.00%, 1/15/30	191,511
200,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	179,146
200,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	176,954
200,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	185,834
175,000	Sabra Health Care LP, Guaranteed Notes, 3.90%, 10/15/29	168,185
250,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28 (2)	259,632
		1,705,754
		7,545,643
INDUSTRIAL 0.3%
	AEROSPACE/DEFENSE 0.1%
200,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	208,344
175,000	Raytheon Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	183,263
170,000	Teledyne Technologies, Inc., Senior Unsecured Notes, 1.60%, 4/1/26	158,568
		550,175
	BUILDING MATERIALS 0.0%
200,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	173,248
200,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30 (2)	198,387
		371,635
	ELECTRONICS 0.1%
175,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31 (2)	155,650
200,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25 (2)	206,584
150,000	Jabil, Inc., Senior Unsecured Notes, 3.60%, 1/15/30	145,334
		507,568
	MACHINERY - DIVERSIFIED 0.0%
175,000	John Deere Capital Corp., Senior Unsecured Notes, 2.45%, 1/9/30	167,284
	MISCELLANEOUS MANUFACTURERS 0.1%
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25 (2)	254,620
200,000	Trane Technologies Luxembourg Finance SA, Guaranteed Notes, 3.80%, 3/21/29 (2)	203,306
		457,926
		2,054,588
TECHNOLOGY 0.3%
	COMPUTERS 0.1%
175,000	Dell International LLC / EMC Corp., Senior Unsecured Notes, 4.90%, 10/1/26	183,791
150,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	146,154
175,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	167,538
200,000	Western Digital Corp., Senior Unsecured Notes, 3.10%, 2/1/32 (2)	179,074
		676,557
	SEMICONDUCTORS 0.1%
175,000	Advanced Micro Devices, Inc., Senior Unsecured Notes, 2.38%, 6/1/30 (2)	162,611
175,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41 (2)	157,186
200,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29 (2)	209,926
175,000	NVIDIA Corp., Senior Unsecured Notes, 2.85%, 4/1/30	172,328
		702,051
	SOFTWARE 0.1%
175,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	165,594
175,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	184,864
175,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30	155,378

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 4.2% (continued)
TECHNOLOGY 0.3%
	SOFTWARE 0.1%
$195,000	salesforce.com, Inc., Senior Unsecured Notes, 2.70%, 7/15/41 (2)	$172,904
		678,740
		2,057,348
	UTILITIES 0.1%
	ELECTRIC 0.1%
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28 (2)	206,915
150,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25 (2)	140,485
		347,400
		347,400
TOTAL CORPORATE BONDS & NOTES (Cost $26,659,855)		25,154,878
LONG-TERM MUNICIPAL SECURITIES 0.3%
	CALIFORNIA 0.0%
150,000	City of Pasadena CA, Refunding Revenue Bonds, Ser. B, 2.77%, 5/1/34	141,315
100,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	92,495
		233,810
	HAWAII 0.0%
180,000	State of Hawaii, GO, 1.71%, 8/1/28	167,100
	MASSACHUSETTS 0.1%
275,000	Massachusetts Water Resources Authority, Green Bonds, Refunding Revenue Bonds, Ser. F, 3.10%, 8/1/39	263,428
	NEW YORK 0.1%
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	249,453
100,000	New York Municipal Bond Bank Agency Revenue, Revenue Bonds, Build America Bonds, Ser. D2, 6.64%, 4/1/25	104,936
		354,389
	TEXAS 0.1%
175,000	City of Houston TX Combined Utility System Revenue, Refunding Revenue Bonds, Series D, 1.97%, 11/15/34	148,852
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	271,731
		420,583
	VIRGINIA 0.0%
170,000	Fairfax County Economic Development Authority, Refunding Revenue Bonds, Series C, 2.43%, 10/1/34	153,213
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,680,337)		1,592,523
U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
230,000	FHLB, 3.25%, 3/8/24	234,124
250,000	FNMA, 2.38%, 1/19/23	251,662
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $481,142)		485,786
RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.5%
199,483	FHLMC Pool #RA6817, 2.50%, 2/1/52	190,849
7,448	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	8,025
96,498	FHLMC Gold PC Pool #C09027, 3.00%, 2/1/43	96,551
993,861	FHLMC Pool #QD2419, 3.00%, 12/1/51	982,203
562,462	FHLMC Pool #SD8093, 3.50%, 9/1/50	564,852
1,309,563	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,284,082
2,358,454	FHLMC Pool #SD8128, 2.00%, 2/1/51	2,197,218
91,779	FHLMC REMIC Trust, Series 4151, Class PA, 2.00%, 1/15/33	89,374
341	FNMA Pool #AH3226, 5.00%, 2/1/41	369
134,733	FNMA Pool #AL0657, 5.00%, 8/1/41	145,813
115,043	FNMA Pool #AQ1853, 3.00%, 11/1/42	114,155
116,379	FNMA Pool #AU5409, 3.00%, 8/1/43	114,115
642,796	FNMA Pool #CA5540, 3.00%, 4/1/50	632,031
191,450	FNMA Pool #FM2202, 4.00%, 12/1/48	196,247
396,107	FNMA Pool #FM4140, 2.50%, 9/1/50	379,699
1,038,668	FNMA Pool #FM8461, MBS, 2.00%, 7/1/36	1,010,514
925,391	FNMA Pool #FM9508, MBS, 2.50%, 10/1/36	920,406
170,248	FNMA Pool #FM9760, 3.50%, 11/1/51	171,074
176,263	FNMA Pool #FM9834, 3.50%, 6/1/49	177,817
138,529	FNMA Pool #MA4077, 2.00%, 7/1/50	129,145
1,076,580	FNMA Pool #MA4119, 2.00%, 9/1/50	1,003,576
1,409,486	FNMA Pool #MA4159, 2.50%, 10/1/50	1,349,828
204,202	FNMA Pool #MA4222, 3.50%, 12/1/50	205,174

March 31, 2022

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.5% (continued)
$57,967	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	$56,972
61,245	GNMA II Pool #MA1521, 3.50%, 12/20/43	62,927
109,848	GNMA II Pool #MA1839, 4.00%, 4/20/44	115,493
121,801	GNMA II Pool #MA4836, 3.00%, 11/20/47	121,399
288,982	GNMA II Pool #MA7054, 3.50%, 12/20/50	291,489
2,129,400	GNMA II Pool #MA7651, 3.50%, 10/20/51	2,147,186
		14,758,583
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $15,799,544)		14,758,583
U.S. TREASURY OBLIGATIONS 2.6%
520,000	U.S. Treasury Bonds, 4.38%, 2/15/38	657,577
1,307,000	U.S. Treasury Bonds, 2.75%, 8/15/42	1,330,843
960,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,046,625
1,388,000	U.S. Treasury Bonds, 2.25%, 8/15/49	1,320,606
500,000	U.S. Treasury Notes, 2.25%, 11/15/24	497,285
2,640,000	U.S. Treasury Notes, 0.50%, 3/31/25	2,489,644
1,260,000	U.S. Treasury Notes, 3.00%, 9/30/25	1,280,918
1,280,000	U.S. Treasury Notes, 0.63%, 3/31/27	1,171,950
912,000	U.S. Treasury Notes, 2.25%, 8/15/27	903,272
1,435,000	U.S. Treasury Notes, 1.25%, 3/31/28	1,340,099
1,180,000	U.S. Treasury Notes, 1.63%, 8/15/29	1,120,170
650,000	U.S. Treasury Notes, 1.50%, 2/15/30	609,832
1,780,000	U.S. Treasury Notes, 1.13%, 2/15/31	1,608,049
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,083,017)		15,376,870

Shares		Value
SHORT-TERM INVESTMENTS 8.7%
	MONEY MARKET FUNDS 8.7%
39,388,158	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25% (5)	39,388,158
12,399,070	State Street Navigator Securities Lending Government Money Market Portfolio (6)	12,399,070
		51,787,228
TOTAL SHORT-TERM INVESTMENTS (Cost $51,787,228)		51,787,228
TOTAL INVESTMENTS IN SECURITIES 102.5% (Cost $522,224,393)		$609,501,067
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.5)%		(14,733,378)
NET ASSETS (7) 100%		$594,767,689

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2022, the market value of the securities on loan was $21,021,152.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)	Floating or variable rate security. The rate disclosed is the rate in effect as of March 31, 2022. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(5)	Rate reflects 7 day yield as of March 31, 2022.
(6)	Securities with an aggregate market value of $21,021,152 were out on loan in exchange for collateral including $12,399,070 of cash collateral as of March 31, 2022. The collateral was invested in a cash collateral reinvestment vehicle.
(7)	For federal income tax purposes, the aggregate cost was $522,224,393, aggregate gross unrealized appreciation was $166,561,500, aggregate gross unrealized depreciation was $58,316,965 and the net unrealized appreciation was $108,244,535.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REITs	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$493,704,151	$—	$—	$493,704,151
Asset-Backed Securities	—	1,595,093	—	1,595,093
Commercial Mortgage-Backed Securities	—	5,045,955	—	5,045,955
Corporate Bonds & Notes*	—	25,154,878	—	25,154,878
Long-Term Municipal Securities*	—	1,592,523	—	1,592,523
U.S. Government Agency Obligations	—	485,786	—	485,786
Residential Mortgage-Backed Securities	—	14,758,583	—	14,758,583
U.S. Treasury Obligations	—	15,376,870	—	15,376,870
Short-Term Investments	51,787,228	—	—	51,787,228
Total Investments in Securities	$545,491,379	$64,009,688	$—	$609,501,067

*	See Schedule of Investments for further breakdown by category.

An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2022, there were no Level 3 investments.